Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company adopts Topic 842 using a modified retrospective transition method. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Total lease expense amounted to $67,142 for the year ended December 31, 2024, which included $5,080 interest and $62,062 amortization expenses of ROU assets. Total lease expense amounted to $57,499 for the year ended December 31, 2023, which included $4,192 interest and $53,307 amortization expenses of ROU assets. Total lease expense amounted to $19,643 for the year ended December 31, 2022, which included $1,978 interest and $17,664 amortization expenses of ROU assets. Total cash paid for operating leases amounted to $116,298, $120,617 and $54,624 for the years ended December 31, 2024, 2023 and 2022.

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2024	December 31, 2023
Right-of-use assets, net	$183,815	$255,573
Operating lease liabilities – current	$104,088	$107,424
Operating lease liabilities – non-current	80,636	114,374
Total operating lease liabilities	$184,724	$221,798

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2
Weighted average discount rate	3.9%

The following is a schedule of maturities of lease liabilities as of December 31, 2024:

Years ending December 31,
2025	$109,299
2026	82,362
Total future minimum lease payments	191,661
Less: imputed interest	6,937
Total	$184,724